CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 30, 2011		Oct. 31, 2010		Oct. 25, 2009
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' INVESTMENT
ASC 715 measurement date adjustment, tax effect					$ 912
Declared cash dividends (in dollars per share)	$ 0.51	[1]	$ 0.42	[1]	$ 0.38	[1]

[1]	Shares and per share figures have been restated, as appropriate, to reflect the two-for-one stock split effected February 1, 2011.